J.P. Morgan Mortgage Trust 2022-6 ABS-15G

Exhibit 99.16

ATR QM Data Fields
Loans in Report: 10

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	303451944	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	303451934	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXX	303452038	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303452033	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303452008	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303451991	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303451986	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303451978	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303451948	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303197028	QM: Safe Harbor	No	Yes
10